TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information

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Transamerica AEGON Active Asset Allocation – Conservative VP

Transamerica AEGON Active Asset Allocation – Moderate Growth VP

Transamerica AEGON Active Asset Allocation – Moderate VP

Transamerica AEGON High Yield Bond VP

Transamerica AEGON Money Market VP

Transamerica AEGON U.S. Government Securities VP

Effective immediately, in connection with a company-wide branding initiative, the capitalization of the name “AEGON” is changed to “Aegon” throughout the Prospectus, Summary Prospectuses and Statement of Additional Information, including in the use of the names of the above portfolios.

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Transamerica BlackRock Tactical Allocation VP

Effective immediately, the sections entitled “List and Description of Underlying Portfolios” and “Transamerica Funds Underlying Funds” are hereby revised to include all named portfolios of Transamerica Series Trust and all named funds of Transamerica Funds in each of the tables to the columns relating to Transamerica BlackRock Tactical Allocation VP.

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Investors Should Retain this Supplement for Future Reference

September 17, 2013